UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):      [ ]is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28- 7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James P. Julian
Title:     Vice President
Phone:     716-633-6555

Signature, Place, and Date of Signing:

James P. Julian              Williamsville, New York            2/05/09

  [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form 13F File Number     Name

28-_7320                 Robshaw & Julian Associates, Inc.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $92,027,996


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
WYETH                          COMMON           983024100  4976112  129620          SOLE    none        x      0    0
PEPSICO INC                    COMMON           713448108  4210903   75235          SOLE    none        x      0    0
TEVA                           COMMON           881624209  4155176   97425          SOLE    none        x      0    0
AFLAC INC                      COMMON           1055102    4014790   86750          SOLE    none        x      0    0
BP                             COMMON           556221074  3948675   81500          SOLE    none        x      0    0
SYSCO CORP                     COMMON           871829107  3861938  161250          SOLE    none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103  3830440  224396          SOLE    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  3724236   67775          SOLE    none        x      0    0
PROCTOR & GAMBLE               COMMON           742718109  3196520   50900          SOLE    none        x      0    0
EXXON CORP                     COMMON           302290101  3167974   39684          SOLE    none        x      0    0
SOVRAN SELF STORAGE            COMMON           78462F103  3057727   88965          SOLE    none        x      0    0
WELLS FARGO                    COMMON           949746101  2900250   96675          SOLE    none        x      0    0
INTEL CORP                     COMMON           458140100  2891861  190254          SOLE    none        x      0    0
AT&T                           COMMON           00206R102  2871010   97587          SOLE    none        x      0    0
ILLINOIS TOOL WORKS            COMMON           452308109  2645374   72140          SOLE    none        x      0    0
MEDTRONIC                      COMMON           585055106  2622659   80425          SOLE    none        x      0    0
PFIZER                         COMMON           717081103  2517113  137773          SOLE    none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104  2409759   27775          SOLE    none        x      0    0
CISCO                          COMMON           17275R102  2192419  129270          SOLE    none        x      0    0
DONALDSON                      COMMON           257651109  2167704   63625          SOLE    none        x      0    0
MC CORMICK                     COMMON           579780206  2049022   63575          SOLE    none        x      0    0
STRYKER                        COMMON           863667101  1982880   48000          SOLE    none        x      0    0
NOKIA                          COMMON           654902204  1841999  115269          SOLE    none        x      0    0
UNITED PARCEL                  COMMON           911312106  1803937   32150          SOLE    none        x      0    0
PAYCHEX                        COMMON           704326107  1698567   63050          SOLE    none        x      0    0
VANGUARD EMERGING MARKETS      COMMON           922042858  1671680   67325          SOLE    none        x      0    0
VIPERS
CVS                            COMMON           126650100  1647484   56075          SOLE    none        x      0    0
MICROSOFT                      COMMON           594918104  1636504   80497          SOLE    none        x      0    0
POWERSHARES DYNAMIC BIOTECH &  COMMON           73935X856  1346244   95900          SOLE    none        x      0    0
GENOME
JOY GLOBAL                     COMMON           481165108  1223066   48825          SOLE    none        x      0    0
PHILIP MORRIS INT'L            COMMON           718172109  1189034   26950          SOLE    none        x      0    0
HOME DEPOT                     COMMON           437076102  1085850   45000          SOLE    none        x      0    0
DENTSPLY                       COMMON           249030107  1027583   35300          SOLE    none        x      0    0
COCA COLA CO.                  COMMON           191216100   950670   21000          SOLE    none        x      0    0
KIMBERLY CLARK                 COMMON           494368103   822744   15600          SOLE    none        x      0    0
3M                             COMMON           88579Y101   816500   14200          SOLE    none        x      0    0
SMITH INT'L                    COMMON           832110100   810972   32400          SOLE    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100   784502   25024          SOLE    none        x      0    0
BARCLAYS                       COMMON           06738E204   699671   74275          SOLE    none        x      0    0
HARLEY DAVIDSON                COMMON           412822108   542340   29475          SOLE    none        x      0    0
ALTRIA                         COMMON           02209s103   411160   27050          SOLE    none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   381150   15400          SOLE    none        x      0    0
BRISTOL MYERS                  COMMON           110122108   241800   10400          SOLE    none        x      0    0